SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - Genesis Unicorn Capital Corp [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Basic and diluted net income (loss) per share:
Net income (loss)	$ 250,526	$ (153,630)	$ (256,591)	$ (314,488)
Common Class A [Member]
Basic and diluted net income (loss) per share:
Net income (loss)	$ 183,201	$ (122,904)	$ (193,818)	$ (236,732)
Basic weighted average shares outstanding	5,867,515	8,265,000	6,657,611	6,337,707
Diluted weighted average shares outstanding	5,867,515	8,265,000	6,657,611	6,337,707
Basic net income (loss) per share	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)
Diluted net income (loss) per share	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)
Common Class B [Member]
Basic and diluted net income (loss) per share:
Net income (loss)	$ 67,325	$ (30,726)	$ (62,773)	$ (77,756)
Basic weighted average shares outstanding	2,156,250	2,156,250	2,156,250	2,081,665
Diluted weighted average shares outstanding	2,156,250	2,156,250	2,156,250	2,081,665
Basic net income (loss) per share	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)
Diluted net income (loss) per share	$ 0.03	$ (0.01)	$ (0.03)	$ (0.04)